Net Debt - Summary of Cash and Cash Equivalents, Net of Overdrafts (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Cash and cash equivalents if different from statement of financial position [abstract]
Total cash and cash equivalents	$ 15,871	$ 14,153	$ 10,319
Bank overdrafts and short-term borrowing	(58)	(45)	(43)
Total cash and cash equivalents, net of overdrafts	$ 15,813	$ 14,108	$ 10,276	$ 6,613